Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area	$ 2,057	$ 2,576	$ 5,161	$ 5,225	$ 19,418	$ 15,995
Operating income (loss) by geographic area	6,657	9,373	14,839	18,611	(56,700)	(72,743)
Net income (loss) by geographic area					(66,304)	(70,130)
As of December 31, 2022:
Identifiable assets by geographic area					57,635	156,673
Long lived assets by geographic area						38,448
Goodwill by geographic area
Geography Eliminations [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area	(483)	(142)	(1,038)	(232)	(3,091)	(3,251)
Operating income (loss) by geographic area		(1)		1	(3)	(11)
Net income (loss) by geographic area
As of December 31, 2022:
Identifiable assets by geographic area					(102,223)	(88,121)
Long lived assets by geographic area
Goodwill by geographic area
Discontinued Operations [Member] | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area					(8,470)	(6,368)
Operating income (loss) by geographic area					27,894	42,922
Net income (loss) by geographic area					28,075	37,720
As of December 31, 2022:
Identifiable assets by geographic area
Long lived assets by geographic area						(25,070)
Goodwill by geographic area
Continuing Operations [Member] | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area					10,948	9,627
Operating income (loss) by geographic area					(28,806)	(29,821)
Net income (loss) by geographic area					(38,229)	(32,410)
As of December 31, 2022:
Identifiable assets by geographic area					57,635	156,673
Long lived assets by geographic area						13,378
Goodwill by geographic area
Previously Reported [Member] | Reportable Geographical Components [Member]
As of December 31, 2022:
Long lived assets by geographic area					26,513
Goodwill by geographic area						7,673
Previously Reported [Member] | Geography Eliminations [Member]
As of December 31, 2022:
Long lived assets by geographic area
Goodwill by geographic area
Previously Reported [Member] | Discontinued Operations [Member] | Reportable Geographical Components [Member]
As of December 31, 2022:
Long lived assets by geographic area					(20,659)
Goodwill by geographic area						(5,546)
Previously Reported [Member] | Continuing Operations [Member] | Reportable Geographical Components [Member]
As of December 31, 2022:
Long lived assets by geographic area					5,854
Goodwill by geographic area						2,127
UNITED STATES | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area	1,340	1,427	3,255	2,970	13,458	10,990
Operating income (loss) by geographic area	5,394	6,512	12,756	14,181	(42,852)	(60,450)
Net income (loss) by geographic area					(51,936)	(57,516)
As of December 31, 2022:
Identifiable assets by geographic area					133,382	216,338
Long lived assets by geographic area						27,773
Goodwill by geographic area
UNITED STATES | Previously Reported [Member] | Reportable Geographical Components [Member]
As of December 31, 2022:
Long lived assets by geographic area					18,097
Goodwill by geographic area						5,915
CANADA | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area					2,061	2,638
Operating income (loss) by geographic area					(7,177)	(6,451)
Net income (loss) by geographic area					(7,770)	(6,882)
As of December 31, 2022:
Identifiable assets by geographic area					5,484	7,191
Long lived assets by geographic area						5,864
Goodwill by geographic area
CANADA | Previously Reported [Member] | Reportable Geographical Components [Member]
As of December 31, 2022:
Long lived assets by geographic area					4,788
Goodwill by geographic area						480
INDIA | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area	294	141	793	267	1,830	1,626
Operating income (loss) by geographic area	(16)	(45)	(120)	(84)	208	146
Net income (loss) by geographic area					138	124
As of December 31, 2022:
Identifiable assets by geographic area					682	675
Long lived assets by geographic area						181
Goodwill by geographic area
INDIA | Previously Reported [Member] | Reportable Geographical Components [Member]
As of December 31, 2022:
Long lived assets by geographic area					101
Goodwill by geographic area
GERMANY | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area	763	1,023	1,918	1,971	4,583	3,593
Operating income (loss) by geographic area	1,092	2,690	1,923	4,108	(6,121)	(5,629)
Net income (loss) by geographic area					(5,982)	(5,505)
As of December 31, 2022:
Identifiable assets by geographic area					19,599	20,238
Long lived assets by geographic area						4,624
Goodwill by geographic area
GERMANY | Previously Reported [Member] | Reportable Geographical Components [Member]
As of December 31, 2022:
Long lived assets by geographic area					3,308
Goodwill by geographic area						1,278
UNITED KINGDOM | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area	139	125	229	243	406	392
Operating income (loss) by geographic area	1	(46)	5	(59)	17	(2)
Net income (loss) by geographic area					20	(5)
As of December 31, 2022:
Identifiable assets by geographic area					277	283
Long lived assets by geographic area						2
Goodwill by geographic area
UNITED KINGDOM | Previously Reported [Member] | Reportable Geographical Components [Member]
As of December 31, 2022:
Long lived assets by geographic area					1
Goodwill by geographic area
IRELAND | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area	4	2	4	6	6	7
Operating income (loss) by geographic area	186	263	275	464	(673)	(346)
Net income (loss) by geographic area					(673)	(346)
As of December 31, 2022:
Identifiable assets by geographic area					19	69
Long lived assets by geographic area						4
Goodwill by geographic area
IRELAND | Previously Reported [Member] | Reportable Geographical Components [Member]
As of December 31, 2022:
Long lived assets by geographic area					4
Goodwill by geographic area
PHILIPPINES | Reportable Geographical Components [Member]
Foreign Operations (Details) - Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries [Line Items]
Revenues by geographic area					165
Operating income (loss) by geographic area					(99)
Net income (loss) by geographic area					(101)
As of December 31, 2022:
Identifiable assets by geographic area					415
Long lived assets by geographic area
Goodwill by geographic area
PHILIPPINES | Previously Reported [Member] | Reportable Geographical Components [Member]
As of December 31, 2022:
Long lived assets by geographic area					$ 214
Goodwill by geographic area